INCOME TAXES - Current and long-term income tax assets and liabilities (Details) - USD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Income Tax Disclosure [Abstract]
Current income tax assets (included within other current assets)	$ 147	$ 100
Long-term income tax assets (included within other assets)	3	3
Current income tax liabilities (included within other accrued liabilities)	(152)	(73)
Long-term income tax liabilities (included within other long-term liabilities)	(115)	(162)
Total	$ 117	$ 132